Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Feb. 10, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Letters of guarantee and letters of credit			$ 600			$ 590
Cash consideration for purchase of vessel			10,255	$ 0
Other long term assets			44,356			37,801
Restricted cash			2,978	$ 4,462		6,558
Navios Logistics
Collateralized cash amount released		$ 2,900			$ 2,900
Vitol S.A. | Navios Logistics
Guarantee and indemnity letter			$ 12,000
Guarantees			Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2019.
Vale | Navios Logistics
Litigation Settlement, Amount Awarded from Other Party	$ 21,500
Other income			$ 1,157
Bulk carrier vessel
Vessel capacity in DWT			82,000 dwt
Date of expected delivery			Q4 2019
Cash consideration for purchase of vessel			$ 2,705
Other long term assets			2,786
Contractual Obligation			5,410
Construction of river and estuary tanker | Navios Logistics
Contractual obligation next twelve months			$ 7,222
Covers for Dry Barges | Navios Logistics
Contractual Obligation						$ 1,115
Newbuilding bulk carriers
Lease Term			10 years
Number of vessels			2
Cash consideration for purchase of vessel			$ 5,570
Other long term assets			5,765
Contractual obligation next twelve months			$ 11,140
First newbuilding bulk carrier
Vessel capacity in DWT			82,000 dwt
Date of expected delivery			Q3 2019
Second newbuilding bulk carrier
Vessel capacity in DWT			82,000 dwt
Date of expected delivery			Q1 2020
Bulk carrier vessel
Lease Term			10 years
Number of vessels			1
Vessel capacity in DWT			81,000 dwt
Date of expected delivery			Q4 2019
Cash consideration for purchase of vessel			$ 2,795
Other long term assets			2,872
Contractual obligation next twelve months			$ 5,590